CONVERTIBLE NOTES	9 Months Ended
Sep. 30, 2020
CONVERTIBLE NOTES [Abstract]
CONVERTIBLE NOTES
6.	CONVERTIBLE NOTES

	As of
	December 31,	September 30,
	2019	2020
	$_	$_

Current:
2017 Convertible Notes	29,481	–

Non-current:
2018 Convertible Notes	453,215	112,622
2019 Convertible Notes	903,117	936,265
2020 Convertible Notes	–	872,055

	1,356,332	1,920,942

(a)	2017 Convertible Notes

During the year ended December 31, 2017, the Company issued the convertible promissory notes (the “2017 Convertible Notes”), in the aggregate principal amount of $675,000, at an interest rate of 5% per annum, compounded annually on the unconverted and unpaid principal amount until the first to occur of (i) the maturity date, subject to further extension at investors’ election, (ii) the last day of the lockup period related to the initial public offering (“IPO”), (iii) the date of any conversion of the convertible promissory note in full, and (iv) the date of any other repayment or redemption of the convertible promissory note in full. The 2017 Convertible Notes will mature on their respective third anniversary dates.

The noteholders have the right, at their option, to convert the outstanding principal amount of the 2017 Convertible Notes in whole or in part of a minimum of 50%, into fully paid and non-assessable ordinary shares of the Company at any time following the IPO closing date up to the maturity date if an IPO occurs, at a conversion price ranging from $13.13 to $14.26  calculated according to an agreed-upon formula which stipulates a discount to the IPO price based on a discount rate and the time period between the issuance dates of the relevant 2017 Convertible Notes and the IPO pricing date, subject to certain anti-dilution adjustments.

Following the closing of the IPO on October 20, 2017, the American Depositary Shares (“ADSs”) representing the underlying Class A ordinary shares are publicly traded and the Conversion Option is subject to derivative accounting. The Company elected to use the fair value option which would require the hybrid instrument to be measured at fair value with any changes in fair value recognized in earnings.

During the nine months ended September 30, 2019, and 2020, certain noteholders had converted the outstanding principal amount of the 2017 Convertible Notes totalling $615,000 and $10,000 into Class A ordinary shares. The 2017 Convertible Notes had been fully converted into Class A ordinary shares of the Company during the nine months ended September 30, 2020.

(b)	2018 Convertible Notes, 2019 Convertible Notes and 2020 Convertible Notes

The Company also issued the following convertible notes and the terms are as follow:

	2018 Convertible Notes	2019 Convertible Notes	2020 Convertible Notes
Issuance date	June 18, 2018	November 18, 2019	May 22, 2020
Maturity date	July 1, 2023	December 1, 2024	December 1, 2025
Principal amount	$575,000	$1,150,000	$1,150,000
Interest rate	2.25%	1.00%	2.38%
Initial conversion rate	50.5165 ADSs per $1 principal amount, equivalent to $19.80 per ADS	19.9475 ADSs per $1 principal amount, equivalent to $50.13 per ADS	11.0549 ADSs per $1 principal amount, equivalent to $90.46 per ADS
Agreed conversion date	January 1, 2023	June 1, 2024	September 1, 2025

The 2018 Convertible Notes, 2019 Convertible Notes and 2020 Convertible Notes holders (the “Holders”) have the right, at their option, to convert the outstanding principal amount of the convertible notes, in whole or in part in integral multiples of $1 principal amount (i) upon satisfaction of one or more of the conversion conditions as defined in the indenture prior to the close of business day immediately preceding the agreed conversion date; or (ii) anytime on or after the agreed conversion date until the close of business on the second scheduled trading day immediately preceding the maturity date (the “Conversion Option”).

The conversion is subject to the anti-dilution and make-whole fundamental change adjustments. Upon conversion, the Company has the right, at its option, to pay or deliver, either cash, ADSs, or a combination of cash and ADSs to the Holders.

If certain events of default, changes in tax laws of the relevant taxing jurisdiction or fundamental change, optional redemption or clean up redemption as defined in the indenture were to occur, of which the optional redemption and clean up redemption only applies to the 2019 Convertible Notes and 2020 Convertible Notes, the outstanding obligations under the respective convertible notes could be immediately due and payable (the “Contingent Redemption Options”).

The Company evaluated the Conversion Option and Contingent Redemption Options in accordance with ASC 815 to determine if these features require bifurcation. The Conversion Option was not required to be bifurcated because it was indexed to the Company’s ADSs and meets all additional conditions for equity classification. The Contingent Redemption Options were not required to be bifurcated because they were considered to be clearly and closely related to the debt host, as the convertible notes were not issued at a substantial discount and are redeemable at par.

The 2018 Convertible Notes, 2019 Convertible Notes and 2020 Convertible Notes were accounted for under ASC 470-20 Cash Conversion Subsections as follow:

	2018 Convertible Notes	2019 Convertible Notes	2020 Convertible Notes

Liability component	$410,926	$897,918	$856,635
Effective interest rate	9.38%	6.03%	8.21%
Equity component	$152,714	$240,582	$284,727
Debt issuance cost, allocated in proportion to the allocation of proceeds	$11,360	$11,500	$8,638

The liability component was measured at fair value and subsequently amortized to its redemption amount using the effective interest method. The residual value was allocated to the equity component, classified within “Additional paid-in capital” and not subsequently remeasured.

During the nine months ended September 30, 2019 and 2020, the Company recognized total interest expense for coupon interest of $9,703 and $25,480, respectively and amortization of discount on the liability component amounted to $20,856 and $65,111, respectively.

Capped call transactions

In connection with the offering of 2019 Convertible Notes and 2020 Convertible Notes, the Company entered into separately negotiated capped call transactions with certain counterparties (collectively, the “Capped Calls”). The details of the Capped Calls are as follows:

	2019 Convertible Notes	2020 Convertible Notes

Initial strike price per share	$50.13	$90.46
Initial cap price per share	$70.36	$136.54

The Capped Calls are generally intended to reduce or offset the potential economic dilution of approximately 22,940,000 and 12,713,000 shares to our Class A ordinary shares upon any conversion of the 2019 Convertible Notes and 2020 Convertible Notes, respectively, with such reduction or offset, as the case may be, subject to a cap based on the cap price. As the Capped Calls are considered indexed to the Company’s own stock and are equity classified, they are recorded in shareholders’ equity and are not accounted for as derivative. The costs of $97,060 and $135,700 incurred in connection with the Capped Calls of the 2019 Convertible Notes and 2020 Convertible Notes, respectively, were recorded as reductions to additional paid-in capital. Capped Calls are excluded from the calculation of diluted earnings per share, as they would be antidilutive under treasury stock method.

(c)	Exchange and conversion of 2018 Convertible Notes

During the nine months ended September 30, 2020, a total principal amount of $439,016 convertible notes were exchanged or converted by certain 2018 Convertible Notes holders. These exchanges or conversions were satisfied through a combination of cash and Class A ordinary shares settlement.

Subsequent to September 30, 2020, certain 2018 Convertible Notes holders exchanged or converted a total principal amount of $86,979 convertible notes. These exchanges or conversions were satisfied through a combination of cash and Class A ordinary shares settlement.

The exchange and conversion completed during the nine months ended September 30, 2020 resulted in a loss on debt extinguishment of $22,647 recorded in the consolidated statements of operations as “Interest expense”.